Unaudited Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,666,389	$ 1,404,160	$ 2,083,696
Restricted cash	107,010	90,413
Prepaid expenses and other current assets	740,933	366,316	249,045
Other assets	80,000
Equipment, net	1,011	1,721	3,824
Intangible assets, net	432,729	532,010	614,386
Total assets	5,028,072	2,452,170	2,950,951
Current liabilities
Accounts payable and accrued liabilities	1,743,596	1,394,117	2,845,381
Deferred income	50,777	10,413
Total current liabilities	3,005,836	2,615,993	4,056,844
Convertible debentures, net	1,002,874
Conversion feature liability	1,415,265
Warrant liabilities	2,449,478	4,455,747	205,989
Other long-term liabilities	74,250	84,125	8,295
Total liabilities	7,947,703	7,155,865	4,271,128
Stockholders’ deficiency
Common stock, value	49,149,464	39,760,287	27,956,155
Additional paid-in capital	18,661,446	17,288,430	15,589,229
Accumulated other comprehensive loss	(104,301)	(104,301)	(84,728)
Accumulated deficit	(70,626,302)	(61,648,173)	(47,884,515)
Total stockholders’ deficiency	(2,919,631)	(4,703,695)	(1,320,177)
Total liabilities and stockholders’ deficiency	5,028,072	2,452,170	2,950,951
Related Party
Current assets
Related party note receivable, net		57,550
Total current assets	4,514,332	1,918,439	2,332,741
Current liabilities
Current portion of promissory note – related party	1,211,463	1,211,463	1,211,463
Class B Preferred Shares
Stockholders’ deficiency
Preferred stock, value	$ 62	62	62
Class A Restricted Common Shares
Stockholders’ deficiency
Class A restricted common shares, no par value, unlimited shares authorized, nil and 280,000 shares issued and outstanding as of December 31, 2023, and December 31, 2022			$ 3,103,620